Cover	Jan. 11, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 11, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41607
Entity Registrant Name	PONO CAPITAL THREE, INC.
Entity Central Index Key	0001930021
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	643 Ilalo Street
Entity Address, Address Line Two	#102
Entity Address, City or Town	Honolulu
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96813
City Area Code	808
Local Phone Number	892-6611
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, and one Redeemable Warrant.
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, and one Redeemable Warrant.
Trading Symbol	PTHRU
Security Exchange Name	NASDAQ
Class A Ordinary Share, $0.0001 par value per share
Title of 12(b) Security	Class A Ordinary Share, $0.0001 par value per share
Trading Symbol	PTHR
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	PTHRW
Security Exchange Name	NASDAQ